Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Loss for the period	£ (9,827)	£ (7,712)
Adjustments for:
Income tax credit	(2,108)	(2,292)
Amortization and depreciation	336	164
Finance income	(616)	(442)
Share-based payments	1,166	997
Net foreign exchange losses (gains)	22	(1,112)
Cash flows from (used in) operations before changes in working capital	(11,027)	(10,397)
Movements in working capital:
(Increase) decrease in prepayments, accrued income and other receivables	(1,518)	1,358
(Decrease) increase in trade payables	(164)	1,003
Increase in payroll taxes, social security and accrued expenditure	1,063	231
Movements in working capital	(619)	2,592
Cash used in operations	(11,646)	(7,805)
Net income tax credit received	11	1,906
Net cash used in operating activities	(11,635)	(5,899)
Cash flows from investing activities
Interest received	622	429
Payments for property, plant and equipment	(21)	(200)
Payments for intangible assets	(734)	(648)
Net cash used in investing activities	(133)	(419)
Cash flows from financing activities
Payments for lease liabilities	(95)
Proceeds from issue of share capital	86
Net cash used in financing activities	(9)
Net decrease in cash and cash equivalents	(11,777)	(6,318)
Cash and cash equivalents at beginning of period	76,972	86,703
Effect of exchange rate changes on cash and cash equivalents	(21)	1,084
Cash and cash equivalents at end of period	£ 65,174	£ 81,469